Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 850,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	130,135.00
Total Offset Amount	0.00
Net Fee	$ 130,135.00